Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Fair Value Measurements Tables
Summarizes the financial assets and liabilities measured at fair value on a recurring basis

The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis as of July 3, 2015 and December 31, 2014 and the level they fall within the fair value hierarchy:

			Amounts
Amounts Recorded at Fair Value	Financial Statement Classification	Fair Value Hierarchy	July 3, 2015	December 31, 2014
Derivative liability - note, redeemable common stock, and warrant bifurcation	Derivative liability – current and long-term	Level 3	$11,448,000	$205,339,000
Put option derivative liability	Derivative liability – long-term	Level 3	$15,009,000	$238,679,000

The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis as of December 2014 and the level they fall within the fair value hierarchy:

Amounts Recorded at Fair Value	Financial Statement Classification	Fair Value Hierarchy	Amount
Derivative liability - note, redeemable common stock, and warrant bifurcation	Derivative liability – current and long-term	Level 3	$205,339,000

Put option derivative liability	Derivative liability – long-term	Level 3	$238,679,000